UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sanders Morris Harris Inc.
Address: 600 Travis Street, Suite 5800
         Houston, TX  77002

13F File Number:  028-12760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John T. Unger
Title:     Senior Vice President and General Counsel
Phone:     713-993-4645

Signature, Place, and Date of Signing:

 /s/  John T. Unger     Houston, TX     November 10, 2010

SANDERS MORRIS HARRIS INC FORMERLY KNOWN AS SMH CAPITAL INC.

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-13429                     Sanders Morris Harris Group Inc.